Accounting judgments, estimates and assumptions	6 Months Ended
Jun. 30, 2025
Accounting judgments, estimates and assumptions
Accounting judgments, estimates and assumptions

4.Accounting judgments, estimates and assumptions

In preparing these interim condensed consolidated financial statements, management has made judgements and estimates that affect the application of accounting policies and the reported amounts of assets, liabilities, incomes and expenses. Actual results may differ from these estimates.

The significant judgements made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the Group’s consolidated financial statements for the year ended December 31, 2024.